Derivative Instruments - Schedule of Derivative Financial Assets (Details) - USD-1 month SOFR - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 245,811
Derivative, Fixed rate	2.10%
Derivative, Maturity Date	Mar. 31, 2026
Derivative, Effective date	Mar. 31, 2022
Derivative, Fair Value	$ 4,794	$ 10,427
Forward Starting Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 110,047
Derivative, Fixed rate	3.30%
Derivative, Maturity Date	Dec. 31, 2027
Derivative, Effective date	Mar. 31, 2026
Derivative, Fair Value	$ (377)	$ 0